Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000253970 | Bayer U.S. Finance LLCFR_07274EAH6
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253970 | CDW LLC/CDW Finance Corp.FR_12513GBG3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253970 | VICI Properties LP/VICI Note Co., Inc.FR_92564RAA3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253970 | Boston Properties LPFR_10112RAY0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253970 | RTX Corp.FR_75513ECT6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253970 | Vornado Realty LPFR_929043AK3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253970 | Utah Acquisition Sub, Inc.FR_62854AAN4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253970 | Goldman Sachs Group, Inc.FR_38145GAH3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253970 | CVS Health Corp.FR_126650CU2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253970 | Ford Motor Credit Co. LLCFR_345397F81
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253970 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000253970 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000253970 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000253970 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000253970 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000253970 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253970 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253970 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253970 | IndustryOffice & Business Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253970 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253976 | SBA Communications Corp.FR_78410GAD6
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253976 | General Motors Co.FR_37045VAU4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253976 | ArcelorMittal SAFR_03938LBE3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253976 | Santander Holdings USA, Inc.FR_80282KAP1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253976 | Las Vegas Sands Corp.FR_517834AJ6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253976 | HCA, Inc.FR_404119BU2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253976 | Bayer Corp.FR_072732AC4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253976 | L3Harris Technologies, Inc.FR_502431AP4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253976 | T-Mobile USA, Inc.FR_87264ABD6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253976 | Ford Motor Credit Co. LLCFR_345397D83
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253976 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000253976 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000253976 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253976 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253976 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000253976 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253976 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253976 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253976 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253976 | IndustryAgriculture
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253977 | Las Vegas Sands Corp.FR_517834AM9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253977 | CVS Health Corp.FR_126650CX6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253977 | Campbell's Co.FR_134429BG3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253977 | HCA, Inc.FR_404121AJ4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253977 | Centene Corp.FR_15135BAY7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253977 | Ovintiv, Inc.FR_69047QAB8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253977 | BAT Capital Corp.FR_05526DBR5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253977 | AbbVie, Inc.FR_00287YDY2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253977 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BJ2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253977 | General Motors Financial Co., Inc.FR_37045XEH5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253977 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000253977 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000253977 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253977 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000253977 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253977 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253977 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253977 | IndustryAgriculture
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000253977 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253977 | IndustryLodging
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253978 | Centene Corp.FR_15135BAY7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253978 | Philip Morris International, Inc.FR_718172CW7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253978 | Toll Brothers Finance Corp.FR_88947EAU4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253978 | Boeing Co.FR_097023DQ5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253978 | AbbVie, Inc.FR_00287YBX6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253978 | AT&T, Inc.FR_00206RHJ4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253978 | Oracle Corp.FR_68389XDW2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253978 | AbbVie, Inc.FR_00287YDS5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253978 | TSMC Arizona Corp.FR_872898AG6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253978 | T-Mobile USA, Inc.FR_87264ABV6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253978 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000253978 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253978 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000253978 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000253978 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253978 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253978 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253978 | IndustryAgriculture
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253978 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253978 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253979 | Boeing Co.FR_097023CY9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253979 | T-Mobile USA, Inc.FR_87264ABF1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253979 | Energy Transfer LPFR_29273VAT7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253979 | CVS Health Corp.FR_126650DT4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253979 | Diamondback Energy, Inc.FR_25278XAY5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253979 | AT&T, Inc.FR_00206RGQ9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253979 | Kenvue, Inc.FR_49177JAH5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253979 | Carrier Global Corp.FR_14448CAQ7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253979 | HCA, Inc.FR_404119CA5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253979 | Anheuser-Busch InBev Worldwide, Inc.FR_035240AV2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253979 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000253979 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253979 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000253979 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000253979 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253979 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253979 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000253979 | IndustryAgriculture
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253979 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253979 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253980 | Micron Technology, Inc.FR_595112CD3
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253980 | Bank of MontrealFR_06368L3L8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253980 | IBM International Capital Pte. Ltd.FR_449276AD6
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253980 | Philip Morris International, Inc.FR_718172DH9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253980 | Boeing Co.FR_097023DR3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253980 | CVS Health Corp.FR_126650EC0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253980 | General Motors Financial Co., Inc.FR_37045XEY8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253980 | L3Harris Technologies, Inc.FR_502431AT6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253980 | Pacific Gas & Electric Co.FR_694308JT5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253980 | Bunge Ltd. Finance Corp.FR_120568BC3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253980 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000253980 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000253980 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000253980 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000253980 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000253980 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000253980 | IndustryAgriculture
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000253980 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253980 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253980 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253981 | Philip Morris International, Inc.FR_718172CX5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253981 | JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. HoldingsFR_46590XAP1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253981 | International Business Machines Corp.FR_459200KU4
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253981 | Advanced Micro Devices, Inc.FR_007903BF3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253981 | Oracle Corp.FR_68389XCJ2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253981 | AEP Texas, Inc.FR_00108WAP5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253981 | ArcelorMittal SAFR_03938LBF0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253981 | Church & Dwight Co., Inc.FR_17136MAC6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253981 | Micron Technology, Inc.FR_595112CG6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253981 | Micron Technology, Inc.FR_595112BS1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253981 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253981 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253981 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000253981 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000253981 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253981 | IndustryAgriculture
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253981 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253981 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253981 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253981 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253982 | Micron Technology, Inc.FR_595112CB7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253982 | Duke Energy Florida LLCFR_26444HAQ4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253982 | Philip Morris International, Inc.FR_718172DB2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253982 | National Grid PLCFR_636274AE2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253982 | Exelon Corp.FR_30161NBK6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253982 | JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. HoldingsFR_46590XAY2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253982 | AT&T, Inc.FR_00206RMT6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253982 | Leidos, Inc.FR_52532XAJ4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253982 | JPMorgan Chase & Co.FR_46647PDR4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253982 | Bank of America Corp.FR_06051GLH0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253982 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000253982 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253982 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000253982 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000253982 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000253982 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253982 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253982 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253982 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253982 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253983 | General Motors Financial Co., Inc.FR_37045XEV4
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253983 | Imperial Brands Finance PLCFR_45262BAH6
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253983 | Broadcom, Inc.FR_11135FCT6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253983 | AbbVie, Inc.FR_00287YDU0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253983 | DTE Electric Co.FR_23338VAV8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253983 | Southern Co.FR_842587DT1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253983 | Carrier Global Corp.FR_14448CBC7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253983 | Anheuser-Busch InBev Worldwide, Inc.FR_03523TBY3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253983 | T-Mobile USA, Inc.FR_87264ADF9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253983 | Energy Transfer LPFR_29273VBA7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253983 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253983 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000253983 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253983 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000253983 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000253983 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253983 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253983 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253983 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253983 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000253971 | Arizona Transportation Board Revenue, AZFR_040647DZ9
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253971 | New York City Transitional Finance Authority Future Tax Secured Revenue, NYFR_64971WS27
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253971 | Ohio Water Development Authority Revenue, OHFR_67765QPR1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253971 | Florida Municipal Power Agency Revenue, FLFR_342816J22
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253971 | Washington Suburban Sanitary Commission Revenue, MDFR_940158MP0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253971 | University of Hawaii Revenue, HIFR_91428LJR8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253971 | Maryland Health & Higher Educational Facilities Authority Revenue, MDFR_57421CMY7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253971 | Los Angeles Department of Water & Power Revenue, CAFR_544532QT4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253971 | Twin Rivers Unified School District, General Obligation, CAFR_90171TKB5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253971 | State of Wisconsin, General Obligation, WIFR_97705MGQ2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253971 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000253971 | California
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000253971 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000253971 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000253971 | Washington
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000253971 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253971 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253971 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253971 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253971 | New York
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253972 | Maryland Health & Higher Educational Facilities Authority Revenue, MDFR_574217VC6
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253972 | Hancock Public Schools, General Obligation, MIFR_410207HW7
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253972 | Trinity River Authority Central Regional Wastewater System Revenue, TXFR_89658HYD6
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253972 | State of Connecticut Special Tax Revenue, CTFR_207758VP5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253972 | Green Bay Area Public School District, General Obligation, WIFR_392643WC2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253972 | Village of Elk Grove Village, General Obligation, ILFR_287299LS8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253972 | Virginia Public Building Authority Revenue, VAFR_928172X75
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253972 | North Carolina Turnpike Authority Revenue, NCFR_65830RBL2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253972 | Metropolitan Government of Nashville & Davidson County, General Obligation, TNFR_592112RL2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253972 | Valley Park Fire Protection District, General Obligation, MOFR_920053BV6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253972 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000253972 | Florida
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253972 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000253972 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000253972 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000253972 | New York
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000253972 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253972 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253972 | Iowa
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253972 | Oklahoma
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253973 | West Virginia Commissioner of Highways Revenue, WVFR_95649ACN2
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253973 | Empire State Development Corp. Revenue, NYFR_6500353W6
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253973 | State of Maryland, General Obligation, MDFR_574193TL2
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253973 | New York City Transitional Finance Authority Building Aid Revenue, NYFR_64972HY63
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253973 | Kentucky State Property & Building Commission Revenue, KYFR_49151FNM8
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253973 | Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OHFR_67766WXS6
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253973 | State of Connecticut, General Obligation, CTFR_20772KZU6
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253973 | Albuquerque Municipal School District No. 12, General Obligation, NMFR_013595VQ3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253973 | Texas Water Development Board Revenue, TXFR_882854Q70
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253973 | Hurst-Euless-Bedford Independent School District, General Obligation, TXFR_447819HY2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253973 | Texas
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000253973 | Florida
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253973 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253973 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253973 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000253973 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000253973 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000253973 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000253973 | West Virginia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000253973 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253974 | State of Wisconsin, General Obligation, WIFR_97705MT88
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253974 | Alabama Public School & College Authority Revenue, ALFR_010609FH3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253974 | State of Iowa Board of Regents Revenue, IAFR_46256QPK6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253974 | Oregon State Lottery Revenue, ORFR_68607V4W2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253974 | State of Delaware, General Obligation, DEFR_246381NK9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253974 | New York City Municipal Water Finance Authority Revenue, NYFR_64972GUE2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253974 | Aubrey Independent School District, General Obligation, TXFR_050195WC6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253974 | Clark County School District, General Obligation, NVFR_181059R73
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253974 | State of Ohio Revenue, OHFR_677581GK0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253974 | Weld County School District No. 6 Greeley, General Obligation, COFR_949289PN6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253974 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000253974 | Florida
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253974 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000253974 | Washington
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000253974 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253974 | New York
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000253974 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253974 | Nevada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253974 | Delaware
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253974 | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253975 | Los Angeles Department of Water & Power Revenue, CAFR_5444957G3
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253975 | City of New York, General Obligation, NYFR_64966QME7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253975 | New York Transportation Development Corp. Revenue, NYFR_650116ES1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253975 | Great Lakes Water Authority Water Supply System Revenue, MIFR_39081JAZ1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253975 | City of Dallas, General Obligation, TXFR_235219MY5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253975 | Empire State Development Corp. Revenue, NYFR_650036BZ8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253975 | New Jersey Transportation Trust Fund Authority Revenue, NJFR_6461362E0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253975 | City of Chicago Waterworks Revenue, ILFR_167736T23
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253975 | Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OHFR_67766WYU0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253975 | State of Connecticut Special Tax Revenue, CTFR_207758A29
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253975 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000253975 | California
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253975 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253975 | Washington
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000253975 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253975 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000253975 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253975 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253975 | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253975 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000263199 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175AZ7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000263199 | AbbVie, Inc.FR_00287YAR0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000263199 | RTX Corp.FR_913017BJ7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000263199 | Pacific Gas & Electric Co.FR_694308KX4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000263199 | JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. HoldingsFR_472140AB8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000263199 | AEP Transmission Co. LLCFR_00115AAS8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000263199 | Georgia Power Co.FR_373334LB5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000263199 | AT&T, Inc.FR_00206RMY5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000263199 | International Business Machines Corp.FR_459200LJ8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000263199 | FirstEnergy Transmission LLCFR_33767BAH2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000263199 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000263199 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000263199 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000263199 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000263199 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000263199 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000263199 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000263199 | IndustryAgriculture
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000263199 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000263199 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000263200 | University of Wisconsin Hospitals & Clinics Revenue, WIFR_915260FC2
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000263200 | Los Angeles Department of Water & Power Revenue, CAFR_544532DF8
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000263200 | Indianapolis Local Public Improvement Bond Bank Revenue, INFR_45528US85
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000263200 | County of Santa Fe Revenue, NMFR_80189RFG5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000263200 | Truckee Meadows Water Authority Revenue, NVFR_897825GN9
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000263200 | Johnson County Unified School District No. 233 Olathe, General Obligation, KSFR_4787182E8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000263200 | State of Connecticut Special Tax Revenue, CTFR_207758D59
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000263200 | Alabama Public School & College Authority Revenue, ALFR_010609FN0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000263200 | Pennsylvania Turnpike Commission Revenue, PAFR_709225BT2
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000263200 | Henry County School District, General Obligation, GAFR_426362NK1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000263200 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000263200 | California
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000263200 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000263200 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000263200 | Washington
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000263200 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000263200 | Nevada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000263200 | Indiana
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000263200 | Kansas
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000263200 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000267387 | DISH Network Corp.FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000267387 | Nissan Motor Co. Ltd.FR_654744AC5
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000267387 | Rakuten Group, Inc.FR_75102WAG3
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000267387 | Live Nation Entertainment, Inc.FR_538034AR0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000267387 | Alliant Holdings Intermediate LLC/Alliant Holdings Co-IssuerFR_01883LAA1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000267387 | Nexstar Media, Inc.FR_65343HAA9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000267387 | SS&C Technologies, Inc.FR_78466CAC0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000267387 | TK Elevator U.S. Newco, Inc.FR_92537RAA7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000267387 | Tenet Healthcare Corp.FR_88033GDB3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000267387 | Directv Financing LLC/Directv Financing Co-Obligor, Inc.FR_25461LAA0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000267387 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000267387 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000267387 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000267387 | IndustryLodging
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000267387 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000267387 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000267387 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000267387 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000267387 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000267387 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000267388 | DISH DBS Corp.FR_25470XBF1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000267388 | Tenet Healthcare Corp.FR_88033GDK3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000267388 | Nissan Motor Acceptance Co. LLCFR_65480CAF2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000267388 | Tenneco, Inc.FR_880349AU9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000267388 | 1011778 BC ULC/New Red Finance, Inc.FR_68245XAH2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000267388 | United Rentals North America, Inc.FR_911365BG8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000267388 | Bausch & Lomb Corp.FR_071705AA5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000267388 | Bausch Health Cos., Inc.FR_071734AH0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000267388 | Alliant Holdings Intermediate LLC/Alliant Holdings Co-IssuerFR_01883LAE3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000267388 | WESCO Distribution, Inc.FR_95081QAP9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000267388 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000267388 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000267388 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000267388 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000267388 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000267388 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000267388 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000267388 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000267388 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000267388 | IndustryPackaging & Containers
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000267390 | Nissan Motor Co. Ltd.FR_654744AD3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000267390 | Tenet Healthcare Corp.FR_88033GDR8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000267390 | HUB International Ltd.FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000267390 | Ardagh Group SAFR_039959AA9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000267390 | DaVita, Inc.FR_23918KAS7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000267390 | CSC Holdings LLCFR_126307BB2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000267390 | Novelis Corp.FR_670001AL0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000267390 | Directv Financing LLCFR_25461LAB8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000267390 | Celanese U.S. Holdings LLCFR_15089QAZ7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000267390 | CoreWeave, Inc.FR_21873SAB4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000267390 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000267390 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000267390 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000267390 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000267390 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000267390 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000267390 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000267390 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000267390 | IndustryPackaging & Containers
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000267390 | IndustryMining
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000267391 | CCO Holdings LLC/CCO Holdings Capital Corp.FR_1248EPCK7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000267391 | Panther Escrow Issuer LLCFR_69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000267391 | Alliant Holdings Intermediate LLC/Alliant Holdings Co-IssuerFR_01883LAF0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000267391 | Allied Universal Holdco LLCFR_019576AD9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000267391 | Vmed O2 U.K. Financing I PLCFR_92858RAA8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000267391 | UKG, Inc.FR_90279XAA0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000267391 | Connect Holding II LLCFR_20753PAD3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000267391 | JetBlue Airways Corp./JetBlue Loyalty LPFR_476920AA1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000267391 | ZF North America Capital, Inc.FR_98877DAH8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000267391 | CoreWeave, Inc.FR_21873SAC2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000267391 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000267391 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000267391 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000267391 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000267391 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000267391 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000267391 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000267391 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000267391 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000267391 | IndustryMining
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000267389 | EchoStar Corp.FR_278768AC0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000267389 | Pitney Bowes, Inc.FR_724479AQ3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000267389 | Cloud Software Group, Inc.FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000267389 | Cloud Software Group, Inc.FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000267389 | Neptune Bidco U.S., Inc.FR_640695AA0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000267389 | Sunoco LPFR_86765KAB5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000267389 | Acrisure LLC/Acrisure Finance, Inc.FR_00489LAF0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000267389 | Icahn Enterprises LP/Icahn Enterprises Finance Corp.FR_451102CF2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000267389 | Iron Mountain, Inc.FR_46284VAF8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000267389 | Discovery Communications LLCFR_25470DCA5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000267389 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000267389 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000267389 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000267389 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000267389 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000267389 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000267389 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000267389 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000267389 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000267389 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.20%